Pensions and Other Benefits - Summary of Defined Benefit Pension Plan Assets at Fair Value (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	11,376	10,722
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	189	437
Government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,180	1,314
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,229	849
Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	77	52
Equity Securities, Other [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,496	1,341
Equity Securities, Other [Member] | U.S. and International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	4,481	3,999
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	654	847
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	208	314
Absolute Return [Member] | Hedge Funds, Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	652	563
Absolute Return [Member] | Hedge Funds, Multi-strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	473	403
Absolute Return [Member] | Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	490	434
Absolute Return [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	246	193
Derivative Financial Instruments, Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1
Derivative Financial Instruments, Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values		(24)
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	6,008	5,438
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	106	155
Fair Value, Inputs, Level 1 [Member] | Equity Securities, Other [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,448	1,304
Fair Value, Inputs, Level 1 [Member] | Equity Securities, Other [Member] | U.S. and International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	4,454	3,979
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	2,761	2,530
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	83	282
Fair Value, Inputs, Level 2 [Member] | Government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,180	1,314
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,229	849
Fair Value, Inputs, Level 2 [Member] | Mortgages [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	77	52
Fair Value, Inputs, Level 2 [Member] | Equity Securities, Other [Member] | Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	48	37
Fair Value, Inputs, Level 2 [Member] | Equity Securities, Other [Member] | U.S. and International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	27	20
Fair Value, Inputs, Level 2 [Member] | Absolute Return [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	116
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1
Fair Value, Inputs, Level 2 [Member] | Derivative Financial Instruments, Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values		(24)
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	2,607	2,754
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	654	847
Fair Value, Inputs, Level 3 [Member] | Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	208	314
Fair Value, Inputs, Level 3 [Member] | Absolute Return [Member] | Hedge Funds, Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	652	563
Fair Value, Inputs, Level 3 [Member] | Absolute Return [Member] | Hedge Funds, Multi-strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	473	403
Fair Value, Inputs, Level 3 [Member] | Absolute Return [Member] | Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	490	434
Fair Value, Inputs, Level 3 [Member] | Absolute Return [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	130	193